Fair Value of Financial Assets and Liabilities - Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position (Details) - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Cash and due from banks [Member] | Book Value [Member[
Assets
Financial Assets	$ 2,590,986	$ 2,699,076
Cash and due from banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	2,590,986	2,699,076
Transactions in the course of collection [Member] | Book Value [Member[
Assets
Financial Assets	414,419	372,456
Transactions in the course of collection [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	414,419	372,456
Subtotal, assets [Member] | Book Value [Member[
Assets
Financial Assets	3,005,405	3,071,532
Subtotal, assets [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	3,005,405	3,071,532
Rights by resale agreements [Member] | Book Value [Member[
Assets
Financial Assets	100,643	87,291
Rights by resale agreements [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	100,643	87,291
Debt financial instruments [Member] | Book Value [Member[
Assets
Financial Assets	460,937	944,074
Debt financial instruments [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	435,196	892,550
Domestic banks [Member] | Book Value [Member[
Assets
Financial Assets		299,147
Domestic banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets		299,147
Central Bank of Chile [Member] | Book Value [Member[
Assets
Financial Assets
Central Bank of Chile [Member] | Estimated Fair Value [Member]
Assets
Financial Assets
Foreign banks [Member] | Book Value [Member[
Assets
Financial Assets	398,028	366,568
Foreign banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	397,340	366,245
Subtotal, loans and advances to Banks [Member] | Book Value [Member[
Assets
Financial Assets	959,608	1,697,080
Subtotal, loans and advances to Banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	933,179	1,645,233
Commercial loans [Member] | Book Value [Member[
Assets
Financial Assets	19,296,206	19,893,412
Commercial loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	18,835,985	19,561,279
Residential mortgage loans [Member] | Book Value [Member[
Assets
Financial Assets	13,896,790	13,197,695
Residential mortgage loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	13,957,541	13,000,178
Consumer loans [Member] | Book Value [Member[
Assets
Financial Assets	5,349,315	5,151,755
Consumer loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	5,436,873	5,247,985
Subtotal, loans to customers, net [Member] | Book Value [Member[
Assets
Financial Assets	38,542,311	38,242,862
Subtotal, loans to customers, net [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	38,230,399	37,809,442
Total Assets [Member] | Book Value [Member[
Assets
Financial Assets	42,507,324	43,011,474
Total Assets [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	42,168,983	42,526,207
Transactions in the course of payment [Member] | Book Value [Member[
Liabilities
Financial Liabilities	564,172	283,605
Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	564,172	283,605
Current accounts and other demand deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	14,791,870	14,630,797
Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,791,870	14,630,797
Saving accounts and time deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	14,162,408	14,345,223
Saving accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,155,640	14,346,676
Obligations by repurchase agreements [Member] | Book Value [Member[
Liabilities
Financial Liabilities	286,915	109,794
Obligations by repurchase agreements [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	286,915	109,794
Borrowings from financial institutions [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,296,751	1,103,468
Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,278,009	1,071,097
Letters of credit for residential purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities	521	849
Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	578	946
Letters of credit for general purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities		1
Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities		1
Bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	10,800,330	9,689,219
Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	10,725,466	9,596,699
Other financial obligations [Member] | Book Value [Member[
Liabilities
Financial Liabilities	367,323	284,479
Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	367,323	284,479
Subtotal, financial liabilities at amortized cost [Member] | Book Value [Member[
Liabilities
Financial Liabilities	41,706,118	40,163,830
Subtotal, financial liabilities at amortized cost [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	41,605,801	40,040,489
Subordinate bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,087,093	1,068,879
Subordinate bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,055,062	1,057,509
Total Liabilities [Member] | Book Value [Member[
Liabilities
Financial Liabilities	43,357,383	41,516,314
Total Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	$ 43,225,035	$ 41,381,603